Summary of Components of Net Unrealized Gains and Losses (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Non-credit portion of other-than-temporary impairments	$ 1	$ 20